Share Capital - Schedule of Common Shares Issued (Detail) $ in Millions	3 Months Ended
	Jan. 31, 2023 CAD ($) shares	Oct. 31, 2022 CAD ($) shares	Jan. 31, 2022 CAD ($) shares
Disclosure of classes of share capital [line items]
Balance at beginning of period	$ 50,382
Balance at end of period	$ 49,908	$ 50,382	$ 47,292
Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares | shares	906,040,097	904,691,173	901,655,952
Equity-settled share-based compensation plans, Number of shares | shares	131,331	48,754	1,076,678
Shareholder investment plan, Number of shares | shares	4,746,425	669,608	453,030
Employee share purchase plan, Number of shares | shares	740,514	593,192	532,740
Number of shares issued, Number of shares | shares	911,658,367	906,002,727	903,718,400
Purchase of common shares for cancellation, Number of shares | shares			(1,800,000)
Treasury shares, Number of shares | shares	(29,571)	37,370	4,230
Ending balance, Number of shares | shares	911,628,796	906,040,097	901,922,630
Balance at beginning of period	$ 14,726	$ 14,643	$ 14,351
Equity-settled share-based compensation plans	6	3	59
Shareholder investment plan, Amount	272	40	36
Employee share purchase plan, Amount	44	38	40
Number of shares issued, Amount	15,048	14,724	14,486
Purchase of common shares for cancellation, Amount	0	0	(29)
Treasury shares, Amount	(2)	2	0
Balance at end of period	$ 15,046	$ 14,726	$ 14,457